Exhibit 99.2

		Remittance Dates:	May 23, 2025 through June 23, 2025

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2024 through April 28, 2025
		Remittance Dates:	May 23, 2025 through June 23, 2025

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00224	per kWh	$1,119,022.42	$1,114,164.74
2	Small General Service	$0.00146	per kWh	$88,417.45	$88,237.41
3	General Service	$0.00174	per kWh	$463,321.25	$462,931.15
4	Large General Service	$0.00120	per kWh	$128,754.25	$128,652.40
5	Large Industrial Power Service	$0.04451	per kW	$93,342.27	$93,342.27
6	Economic As-Available Service	$0.34865	per kWh	$—	$—
7	Standby Service	$0.01146	per kW	$4,879.97	$4,879.97
8	Maintenance Service	$0.00556	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00944	per kWh	$68,561.37	$68,439.34
10	Total			$1,966,298.98	$1,960,647.28

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$1,960,647.28
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$1,960,647.28

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 9th day of June, 2025.

				/s/ Kevin Marino
				ENTERGY TEXAS, INC., as Servicer
				By: Kevin Marino
				Title: Assistant Treasurer

		Remittance Dates:	June 24, 2025 through July 22, 2025

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2024 through April 28, 2025
		Remittance Dates:	June 24, 2025 through July 22, 2025

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00224	per kWh	$1,515,168.43	$1,508,591.08
2	Small General Service	$0.00146	per kWh	$106,045.02	$105,829.09
3	General Service	$0.00174	per kWh	$538,886.84	$538,433.09
4	Large General Service	$0.00120	per kWh	$140,138.48	$140,027.65
5	Large Industrial Power Service	$0.04451	per kW	$100,826.08	$100,826.08
6	Economic As-Available Service	$0.34865	per kWh	$—	$—
7	Standby Service	$0.01146	per kW	$5,004.74	$5,004.74
8	Maintenance Service	$0.00556	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00944	per kWh	$68,608.25	$68,486.13
10	Total			$2,474,677.84	$2,467,197.86

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,467,197.86
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,467,197.86

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 11th day of July, 2025.

				/s/ Kevin Marino
				ENTERGY TEXAS, INC., as Servicer
				By: Kevin Marino
				Title: Assistant Treasurer

		Remittance Dates:	July 23, 2025 through August 22, 2025

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2024 through April 28, 2025
		Remittance Dates:	July 23, 2025 through August 22, 2025

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00224	per kWh	$1,655,641.81	$1,648,454.67
2	Small General Service	$0.00146	per kWh	$112,945.65	$112,715.68
3	General Service	$0.00174	per kWh	$558,919.42	$558,448.81
4	Large General Service	$0.00120	per kWh	$149,591.65	$149,473.32
5	Large Industrial Power Service	$0.04451	per kW	$104,373.26	$104,373.26
6	Economic As-Available Service	$0.34865	per kWh	$—	$—
7	Standby Service	$0.01146	per kW	$4,501.27	$4,501.27
8	Maintenance Service	$0.00556	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00944	per kWh	$68,272.45	$68,150.93
10	Total			$2,654,245.51	$2,646,117.94

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,646,117.94
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,646,117.94

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of August, 2025.

				/s/ Kevin Marino
				ENTERGY TEXAS, INC., as Servicer
				By: Kevin Marino
				Title: Assistant Treasurer

		Remittance Dates:	August 25, 2025 through September 22, 2025

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2024 through April 28, 2025
		Remittance Dates:	August 25, 2025 through September 22, 2025

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00224	per kWh	$1,745,424.84	$1,737,847.96
2	Small General Service	$0.00146	per kWh	$118,448.24	$118,207.08
3	General Service	$0.00174	per kWh	$580,630.61	$580,141.74
4	Large General Service	$0.00120	per kWh	$146,723.89	$146,607.84
5	Large Industrial Power Service	$0.04451	per kW	$118,091.06	$118,091.06
6	Economic As-Available Service	$0.34865	per kWh	$—	$—
7	Standby Service	$0.01146	per kW	$5,392.28	$5,392.28
8	Maintenance Service	$0.00556	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00944	per kWh	$68,736.59	$68,614.21
10	Total			$2,783,447.51	$2,774,902.17

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,774,902.17
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,774,902.17

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 11th day of September, 2025.

				/s/ Kevin Marino
				ENTERGY TEXAS, INC., as Servicer
				By: Kevin Marino
				Title: Assistant Treasurer

		Remittance Dates:	September 24, 2025 through October 22, 2025

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2024 through April 28, 2025
		Remittance Dates:	September 24, 2025 through October 22, 2025

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00224	per kWh	$1,628,258.90	$1,621,190.60
2	Small General Service	$0.00146	per kWh	$114,705.53	$114,471.97
3	General Service	$0.00174	per kWh	$562,383.82	$561,910.32
4	Large General Service	$0.00120	per kWh	$146,473.45	$146,357.60
5	Large Industrial Power Service	$0.04451	per kW	$107,265.75	$107,265.75
6	Economic As-Available Service	$0.34865	per kWh	$—	$—
7	Standby Service	$0.01146	per kW	$4,879.97	$4,879.97
8	Maintenance Service	$0.00556	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00944	per kWh	$68,799.12	$68,676.65
10	Total			$2,632,766.54	$2,624,752.86

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,624,752.86
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,624,752.86

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 16th day of October, 2025.

				/s/ Kevin Marino
				ENTERGY TEXAS, INC., as Servicer
				By: Kevin Marino
				Title: Assistant Treasurer

		Remittance Dates:	October 23, 2025 through November 24, 2025

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2024 through April 28, 2025
		Remittance Dates:	October 23, 2025 through November 24, 2025

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00224	per kWh	$1,354,966.61	$1,349,084.68
2	Small General Service	$0.00146	per kWh	$99,561.51	$99,358.82
3	General Service	$0.00174	per kWh	$530,127.72	$529,681.35
4	Large General Service	$0.00120	per kWh	$138,419.86	$138,310.35
5	Large Industrial Power Service	$0.04451	per kW	$112,638.24	$112,638.24
6	Economic As-Available Service	$0.34865	per kWh	$—	$—
7	Standby Service	$0.01146	per kW	$5,115.58	$5,115.58
8	Maintenance Service	$0.00556	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00944	per kWh	$69,116.05	$68,993.04
10	Total			$2,309,945.57	$2,303,182.06

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,303,182.06
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,303,182.06

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 13th day of November, 2025.

				/s/ Kevin Marino
				ENTERGY TEXAS, INC., as Servicer
				By: Kevin Marino
				Title: Assistant Treasurer